Capital and reserves - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
		Feb. 26, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of reserves within equity [line items]
Issue of perpetual hybrid bonds	[1]		$ 175		$ 370		$ 924
Payments on issue of perpetual hybrid bonds	[1]		(591)		(529)		(499)
Profit (loss) for the year	[2]		15,880		(1,357)		8,487
Equity	[1]		85,493		82,990		90,439		$ 85,568
Corporate bonds [Member]
Disclosure of reserves within equity [line items]
Payments on issue of perpetual hybrid bonds			(477)		(468)		(499)
Project specific bonds [Member]
Disclosure of reserves within equity [line items]
Payments on issue of perpetual hybrid bonds			$ (114)		(61)
Fixed interest rate [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate			3.25%
Fixed interest rate [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate			4.875%
6.45% fixed rate up to 2034 [Member] | Within ten years
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate		6.45%
Non-controlling interests, hybrid bonds [Member]
Disclosure of reserves within equity [line items]
Issue of perpetual hybrid bonds			$ 176	[1]	374	[1]	950	[1]	11,900
Payments on issue of perpetual hybrid bonds	[1]		(586)		(544)		(492)
Profit (loss) for the year	[1]		586		519		507
Equity	[1]		13,566		13,390		13,041		$ 12,076
Non-controlling interests, hybrid bonds [Member] | Corporate bonds [Member]
Disclosure of reserves within equity [line items]
Profit (loss) for the year			473		468		$ 497
Equity			12,066		12,066
Non-controlling interests, hybrid bonds [Member] | Project specific bonds [Member]
Disclosure of reserves within equity [line items]
Profit (loss) for the year			113		51
Equity			$ 1,500		$ 1,324
Non-controlling interests, hybrid bonds [Member] | 6.45% fixed rate up to 2034 [Member]
Disclosure of reserves within equity [line items]
Issue of perpetual hybrid bonds		$ 1,300
Non-controlling interests, hybrid bonds [Member] | 4.375% fixed rate non-call [Member]
Disclosure of reserves within equity [line items]
Issue of perpetual hybrid bonds		$ (1,300)
Coupons on hybrid bonds, fixed rate		4.375%

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.